Average Annual Total Returns - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO - Fidelity Focused High Income Fund
Jun. 29, 2024
Fidelity Focused High Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	10.25%
Past 5 years	4.08%
Past 10 years	3.52%
Fidelity Focused High Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.25%
Past 5 years	2.34%
Past 10 years	1.58%
Fidelity Focused High Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.01%
Past 5 years	2.39%
Past 10 years	1.84%
ML039
Average Annual Return:
Past 1 year	11.40%
Past 5 years	5.36%
Past 10 years	4.82%